================================================================================

                               SEMI-ANNUAL REPORT
                               ------------------
                                February 29, 2000
                               ------------------


                                   Value Line
                                 U.S. Government
                                   Securities
                                   Fund, Inc.




                                     [LOGO]
                                -----------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line U.S. Government Securities Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders

The rebound in the global economy helped to further underpin the already potent U.S. business expansion and produce a powerful stock market rally over the first half of the fiscal year ending February 29, 2000.

Your Fund returned 1.38% for the six months ended February 29, 2000. This compares favorably to the 1.30% return of the unmanaged Lehman Brothers Intermediate U.S. Government Index, a proxy for the Fund's government investment strategy. This positive return is quite favorable, given the trying times in which it occurred. For example, ten-year Treasury bonds returned a negative 0.94% over this six-month period.

The strong economic growth that buoyed the stock market, depressed bond prices causing bond yields to rise sharply. Inflation crept up over 2% and inched toward the 3% area as corporations stepped up borrowings in anticipation of higher interest rates. Meanwhile, the Federal Reserve Board adopted a more aggressive, pre-emptive stance on interest rates by raising the Federal Funds rate twice by 0.25% to 5.75% in an effort to slow the overheating economy. In this hostile interest rate environment, only bonds with the shortest maturity produced positive total returns. Your Fund's positive performance is attributable to the emphasis on bonds with intermediate-maturity dates and U.S. Agency securities with higher yields.

Your Fund's long-term strategy is to generate high income consistent with safety of principal by investing primarily in U.S. Government securities, representing the highest level of safety. Additionally, we control risk by limiting the portfolio average maturity to 10 years and by maintaining a well-diversified portfolio. These measures, we believe, will protect the fund from the dramatic swings in value caused by gyrating interest rates and produce more stable and consistent performance.

We continue to stick to our intermediate-term maturity structure and to provide excellent performance. We appreciate your continued support.


                                               Sincerely,

                                               /s/ Jean Bernhard Buttner

                                               Jean Bernhard Buttner
                                               Chairman and President

March 20, 2000

--------------------------------------------------------------------------------
2

                                Value Line U.S. Government Securities Fund, Inc.

U.S. Government Securities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy continues to perform well as we proceed through the first quarter of 2000. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, the continued healthy gains in personal income, and the comparatively high levels of consumer spending. Overall, we estimate that Gross Domestic Product growth will exceed 4% in the opening quarter and average 3.5%-4.0% for the year as a whole. That would make 2000 the tenth year in a row of sustained economic growth in this country.

Inflationary pressures, meanwhile, continue to be held in check for the most part, in spite of a further recent surge in oil and gasoline prices, with strong increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, an increase in cost pressures does seem likely over the next several quarters. The Federal Reserve Board, taking note of this somewhat higher expense structure, is likely to chart a more restrictive monetary course in the months ahead. As such, we now expect the lead bank to vote one additional, albeit modest, interest rate increases before midyear.


Performance Data:*

                                            Growth of
                                            an Assumed         Average
                                           Investment of        Annual
                                             $10,000         Total Return
                                           -------------     -------------

1 year ended 12/31/99 .............           $ 9,885           -1.15%
5 years ended 12/31/99 ............           $13,827            6.70%
10 years ended 12/31/99 ...........           $18,513            6.35%

* The average annual total returns for the one, five and ten year periods ended February 29, 2000, were 0.46%, 5.98% and 6.40%, respectively. The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
                                                                               3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Principal                                                                        Maturity
    Amount                                                                    Rate    Date      Value
---------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (9.6%)

 $ 15,393,300  U.S. Treasury Inflation Indexed Notes......................    3.88%  1/15/09 $ 14,893,555
 ------------                                                                                ------------
   15,393,300  TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,200,729) ........                     14,893,555
 ------------                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (86.5%)

               FEDERAL NATIONAL MORTGAGE ASSOCIATION (54.5%)
    5,000,000  Federal National Mortgage Association......................    6.63   1/15/02    4,979,150
    7,641,159  Federal National Mortgage Association Pool #313031.........    6.83   7/01/03    7,464,457
    5,000,000  Federal National Mortgage Association......................    6.50   8/15/04    4,883,167
   10,000,000  Federal National Mortgage Association......................    5.75   6/15/05    9,407,860
    8,409,759  Federal National Mortgage Association Pool #313032.........    7.04   7/01/06    8,225,796
   10,275,632  Federal National Mortgage Association Pool #375667.........    6.02   2/01/08    9,392,575
   10,000,000  Federal National Mortgage Association Pool #380188.........    6.45   4/01/08    9,362,500
   10,000,000  Federal National Mortgage Association......................    6.63   9/15/09    9,581,157
    5,000,000  Federal National Mortgage Association......................    7.25   1/15/10    5,009,851
    8,723,009  Federal National Mortgage Association Pool #412682.........    6.00   3/01/28    7,979,559
    4,732,432  Federal National Mortgage Association Pool #424691.........    6.50   4/01/28    4,429,532
    4,337,258  Federal National Mortgage Association Pool #425239.........    6.50   4/01/28    4,074,872
 ------------                                                                                ------------
   89,119,249  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 ------------
                 (Cost $88,939,176) ......................................                     84,790,476
                                                                                             ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (11.9%)
   10,000,000  Federal Home Loan Mortgage Corporation.....................    5.00   1/15/04    9,298,947
    5,000,000  Federal Home Loan Mortgage Corporation.....................    6.25   7/15/04    4,836,660
    5,000,000  Federal Home Loan Mortgage Corporation.....................    5.13  10/15/08    4,327,134
 ------------                                                                                ------------
   20,000,000  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
 ------------
                 (Cost $19,411,078) ......................................                     18,462,741
                                                                                             ------------
               FEDERAL HOME LOAN BANK (10.7%)
   12,000,000  Federal Home Loan Bank.....................................    5.50   8/13/01   11,797,184
    5,000,000  Federal Home Loan Bank.....................................    5.13   2/26/02    4,838,708
 ------------                                                                                ------------
   17,000,000  TOTAL FEDERAL HOME LOAN BANK
 ------------
                 (Cost $17,043,099) ......................................                     16,635,892
                                                                                             ------------
               FEDERAL FARM CREDIT BANK (6.4%)
   10,000,000  Federal Farm Credit Bank...................................    5.88  07/02/01    9,892,648
 ------------                                                                                ------------
   10,000,000  TOTAL FEDERAL FARM CREDIT BANK
 ------------
                 (Cost $9,980,407) .......................................                      9,892,648
                                                                                             ------------

--------------------------------------------------------------------------------
4

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 29, 2000
--------------------------------------------------------------------------------

   Principal                                                                        Maturity
    Amount                                                                    Rate    Date      Value
---------------------------------------------------------------------------------------------------------
               TENNESSEE VALLEY AUTHORITY (2.8%)
 $  5,000,000  Tennessee Valley Authority Global Bonds Series C...........    6.00% 03/15/13 $  4,423,594
 ------------                                                                                ------------
    5,000,000  TOTAL TENNESSEE VALLEY AUTHORITY
 ------------
                 (Cost $4,930,965) .......................................                      4,423,594
                                                                                             ------------
               RESOLUTION TRUST CORPORATION SECURITIES (0.2%)
      290,584  Resolution Trust Corporation 1992-5 A-6....................    9.24   5/25/26      292,751
 ------------                                                                                ------------
      290,584  TOTAL RESOLUTION TRUST CORPORATION
 ------------
                 (Cost $295,306) .........................................                        292,751
                                                                                             ------------
  141,409,833  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 ------------
                 (Cost $140,600,031) .....................................                    134,498,102
                                                                                             ------------
  156,803,133  TOTAL INVESTMENT SECURITIES (96.1%)
 ------------
                 (Cost $155,800,760) .....................................                    149,391,657
                                                                                             ------------

REPURCHASE AGREEMENT (2.9%) (including accrued interest)

    4,600,000  Collateralized by $3,620,000 U.S. Treasury Bonds 9.00% due
                 11/15/18, with a value of $4,684,357 (with Warburg Dillon
                 Read LLC 5.65%, dated 2/29/00, due 3/1/00, delivery
                 value $4,600,722) .......................................                      4,600,722
               CASH AND OTHER ASSETS IN EXCESS
                 OF LIABILITlES (1.0%) ...................................                      1,519,318
                                                                                             ------------
               NET ASSETS (100.0%) .......................................                   $155,511,697
                                                                                             ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                 PER OUTSTANDING SHARE ($155,511,697 / 14,594,243
                 shares of capital stock outstanding) ....................                   $      10.66
                                                                                             ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                               5

Value Line U.S. Government Securities Fund, Inc.

Statement of Assets and Liabilities
at February 29, 2000 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities at value
  (Cost--$155,800,760) ..................................         $ 149,391,657
Repurchase agreements
  (Cost-$4,600,722) .....................................             4,600,722
Cash ....................................................               120,056
Interest receivable .....................................             1,616,344
Receivable for capital shares sold ......................                10,375
                                                                  -------------
    Total Assets ........................................           155,739,154
                                                                  -------------
Liabilities:
Payable for capital shares
  repurchased ...........................................                17,934
Accrued expenses:
  Advisory fee ..........................................                61,851
  Other .................................................               147,672
                                                                  -------------
    Total Liabilities ...................................               227,457
                                                                  -------------
Net Assets ..............................................         $ 155,511,697
                                                                  =============
Net Assets consist of:
Capital stock, at $1 par value
  (authorized 100,000,000,
  outstanding 14,594,243 shares) ........................         $  14,594,243
Additional paid-in capital ..............................           196,598,510
Undistributed net investment
  income ................................................             1,640,023
Accumulated net realized loss
  on investments ........................................           (50,911,976)
Net unrealized depreciation
  of investments ........................................            (6,409,103)
                                                                  -------------
Net Assets ..............................................         $ 155,511,697
                                                                  =============
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($155,511,697 / 14,594,243
  shares outstanding) ...................................         $       10.66
                                                                  =============

Statement of Operations
for the six months ended February 29, 2000 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest income ..........................................          $ 5,107,127
                                                                    -----------
Expenses:
Advisory fee .............................................              403,772
Transfer agent fees ......................................               47,911
Auditing and legal fees ..................................               23,874
Telephone, insurance, dues and other .....................               20,556
Printing .................................................               15,710
Registration and filing fees .............................               13,500
Custodian fees ...........................................               13,322
Postage ..................................................                8,738
Directors' fees and expenses .............................                5,463
                                                                    -----------
    Total Expenses Before
      Custody Credits ....................................              552,846
    Less: Custody Credits ................................               (1,912)
                                                                    -----------
    Net Expenses .........................................              550,934
                                                                    -----------
Net Investment Income ....................................            4,556,193
                                                                    -----------
Net Realized and Unrealized Loss
  on Investments:
    Net Realized Loss ....................................           (1,634,863)
    Change in Net Unrealized
      Appreciation (Depreciation) ........................             (725,346)
                                                                    -----------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  (Depreciation) on Investments ..........................           (2,360,209)
                                                                    -----------
Net Increase in Net Assets
  from Operations ........................................          $ 2,195,984
                                                                    ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
6

                                Value Line U.S. Government Securities Fund, Inc.

Statement of Changes in Net Assets
for the six months ended February 29, 2000 (unaudited) and for the year ended August 31, 1999
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended
                                                                   February 29,    Year Ended
                                                                      2000         August 31,
                                                                  (unaudited)         1999
                                                                ------------------------------
Operations:
  Net investment income .....................................   $   4,556,193    $   9,659,103
  Net realized loss on investments ..........................      (1,634,863)        (232,408)
  Change in net unrealized appreciation (depreciation) ......        (725,346)      (9,439,773)
                                                                ------------------------------
  Net increase (decrease) in net assets from operations .....       2,195,984          (13,078)
                                                                ------------------------------

Dividends to Shareholders:
  Net investment income .....................................      (4,555,988)      (9,846,476)
                                                                ------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................       7,755,427       22,704,158
  Proceeds from reinvestment of distributions to shareholders       3,708,555        8,073,713
  Cost of shares repurchased ................................     (20,822,803)     (38,981,549)
                                                                ------------------------------
  Net decrease from capital share transactions ..............      (9,358,821)      (8,203,678)
                                                                ------------------------------

Total Decrease in Net Assets ................................     (11,718,825)     (18,063,232)

Net Assets:
  Beginning of period .......................................     167,230,522      185,293,754
                                                                ------------------------------
  End of period .............................................   $ 155,511,697    $ 167,230,522
                                                                ==============================

Undistributed net investment income, at end of period .......   $   1,640,023    $   1,639,818
                                                                ==============================


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                               7

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Where market quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices, or when stock exchange valuations are used, at the latest quoted sale price as of the close of business of the New York Stock Exchange on the valuation date. The Fund values mortgage-backed securities other than GNMA's (Government National Mortgage Association) on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for GNMA's, U.S. Treasury and U.S. Government agency notes and debentures are determined on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine in good faith.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D)  Security  Transactions  and  Related  Income.   Security  transactions  are
accounted for on the date the securities are purchased or sold. Realized gains and losses


--------------------------------------------------------------------------------
8

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 29, 2000
--------------------------------------------------------------------------------

on securities transactions are determined using the identified cost method and interest income is accrued as earned. In computing net investment income, the Fund amortizes premiums and discounts on securities owned. The Fund purchases stripped mortgage-backed securities at premiums and discounts. The Fund amortizes such premiums on interest-only securities using the yield-to-maturity method. Cash is received based on the stated coupon rate and interest income is earned based on the security's effective yield-to-maturity. When the Fund purchases principal-only securities, although no interest payments are received, the discounts are accrued using the yield-to-maturity method based on the effective yield-to-maturity of the security.

2.   Capital Share Transactions and Dividends to Shareholders

Transactions in capital stock were as follows:

                                                   Six Months
                                                      Ended             Year
                                                   February 29,         Ended
                                                      2000            August 31,
                                                   (unaudited)           1999
                                                   ----------------------------
Shares sold ................................          721,691         2,015,642
Shares issued to shareholders in
  reinvestment of dividends ................          344,979           720,630
                                                   ----------------------------
                                                    1,066,670         2,736,272
Shares repurchased .........................       (1,940,338)       (3,467,790)
                                                   ----------------------------
Net decrease ...............................         (873,668)         (731,518)
                                                   ============================
Dividends per share ........................       $      .30        $      .62
                                                   ============================

Dividends and distributions to shareholders are recorded on the ex-dividend date.

On March 16, 2000 the Fund's Board of Directors declared a quarterly dividend from net investment income of $.15 per share payable on March 24, 2000 to shareholders of record on March 22, 2000.

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                        Six Months Ended
                                                        February 29, 2000
                                                           (unaudited)
                                                        ------------------
PURCHASES:
  U.S. Treasury Obligations .....................         $ 5,180,638
  U.S. Government Agency
    Obligations and Other
    Investment Securities .......................          36,321,010
                                                          -----------
                                                          $41,501,648
                                                          ===========
SALES AND REDEMPTIONS:
  U.S. Treasury Obligations .....................         $ 8,775,781
  U.S. Government Agency
    Obligations and Other
    Investment Securities .......................          42,311,567
                                                          -----------
                                                          $51,087,348
                                                          ===========

At February 29, 2000, the aggregate cost of investment securities and repuchase agreement for federal income tax purposes was $160,401,482. The aggregate appreciation and depreciation of investments at February 29, 2000, based on a comparison of investment values and their costs for federal income tax purposes, was $26,830 and $6,435,933 respectively, resulting in a net depreciation of $6,409,103.

For federal income tax purposes, the Fund had a net capital loss carryover at August 31, 1999 of approximately $47,733,893 of which approximately $35,928,048 will expire in 2003, $8,976,510 will expire in 2004 and $2,829,335 will expire in 2005.

--------------------------------------------------------------------------------
                                                                               9

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)                      February 29, 2000
--------------------------------------------------------------------------------

4.   Investment  Advisory  Contract,   Management  Fees  and  Transactions  With
     Affiliates

An advisory fee of $403,772 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the six months ended February 29, 2000. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the period and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at February 29, 2000 owned 995,074 shares of the Fund's capital stock, representing 6.8% of the outstanding shares. In addition, officers and directors owned 426 shares of capital stock, representing 0.0% of the outstanding shares.



--------------------------------------------------------------------------------
10

                                Value Line U.S. Government Securities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                         Six Months Ended                           Years Ended August 31,
                                        February 29, 2000    --------------------------------------------------------------------
                                           (unaudited)        1999            1998           1997           1996           1995
                                           -----------       ------          ------         ------         ------         ------

Net asset value, beginning of period         $10.81          $11.44          $11.04         $10.85         $11.28         $11.20
                                           -------------------------------------------------------------------------------------
  Income (loss) from
    investment operations:
    Net investment income ...........           .31             .61             .69            .74            .77            .74
    Net gains or losses on securities
      (both realized and unrealized)           (.16)           (.62)            .41            .21           (.43)           .04
                                           -------------------------------------------------------------------------------------
  Total income (loss) from
    investment operations ...........           .15            (.01)           1.10            .95            .34            .78
                                           -------------------------------------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income .............          (.30)           (.62)           (.70)          (.76)          (.77)          (.70)
    Distributions from capital gains             --              --              --             --             --             --
                                           -------------------------------------------------------------------------------------
  Total distributions ...............          (.30)           (.62)           (.70)          (.76)          (.77)          (.70)
                                           -------------------------------------------------------------------------------------
Net asset value, end of period ......        $10.66          $10.81          $11.44         $11.04         $10.85         $11.28
                                           =====================================================================================
Total return ........................          1.38%+         -0.17%          10.28%          9.01%          3.06%          7.37%
                                           =====================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ....................      $155,512        $167,231        $185,294       $185,004       $214,889       $256,004
Ratio of operating expenses to
  average net assets ................           .68%*(2)        .67%(2)         .66%(1)        .65%(1)        .65%(1)        .66%
Ratio of net investment income to
  average net assets ................          5.63%*          5.40%           6.07%          6.52%          6.74%          6.58%
Portfolio turnover rate .............            27%+           125%            159%           255%           158%           193%



(1)  Before offset of custody credits.

(2) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would have been .68% for the six months ended February 29, 2000 and .66% for the year ended August 31, 1999.

+    Not annualized.

*    Annualized.


See Notes to Financial Statements.

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                                                                              11

Value Line U.S. Government Securities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
12

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bruce H. Alston
                      Vice President
                      Charles Heebner
                      Vice President
                      David T. Henigson
                      Vice President,
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


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